Depreciation, Amortisation, and Impairment (Tables)	12 Months Ended
Dec. 31, 2024
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss [abstract]
Schedule of Depreciation, Amortisation and Impairment
Depreciation, amortisation and impairment charges for the years ended December 31, 2024, 2023 and 2022, are detailed below:

	For the years ended December 31,
	2024	2023	2022
	MCh$	MCh$	MCh$
Depreciation and amortisation
Amortisation of Intangible assets	(52,982)	(53,393)	(42,377)
Depreciation of property, plant, and equipment	(60,641)	(59,055)	(56,297)
Depreciation right of use assets	(27,812)	(31,314)	(31,319)
Total depreciation and amortisation	(141,435)	(143,762)	(129,993)
Impairment of property, plant, and equipment	-	-	-
Impairment of right of use assets	(1,041)	-	-
Impairment of intangibles	(254)	(1,912)	-
Total impairment	(1,295)	(1,912)	-
Total	(142,730)	(145,674)	(129,993)